Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (13,124)	$ (2,999)	$ (10,008)	$ (17,748)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	13	2	4	4
Share-based compensation	741	541	1,150	735
Issuance of share capital for vendor services			142
Excess fair value of warrant liability over cash proceeds				1,963
Change in fair value of warrant liability	(498)	(6,147)	(6,599)	(6,946)
Foreign currency exchange losses (gains)	280	(34)	(255)	(334)
Change in assets and liabilities:
Prepaid expenses and other current assets	702	(269)	70	1,699
Accounts payable and accrued expenses	2,948	(668)	(936)	(877)
Net cash used in operating activities	(8,938)	(9,574)	(16,432)	(21,504)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares, net of issuance costs	8,820	3,502	7,016	25,194
Proceeds from issuance of convertible notes	1,000
Proceeds from employee vesting of restricted shares	3	1	4
Payments on short-term financing arrangement	(546)
Proceeds from exercise of warrants to purchase shares				94
Net cash provided by financing activities	9,277	3,503	7,020	25,288
Effect of exchange rates on cash	(7)	2	7	105
Net increase (decrease) in cash	332	(6,069)	(9,405)	3,889
Cash at beginning of period	3,845	13,250	13,250	9,361
Cash at end of period	4,177	$ 7,181	3,845	13,250
SUPPLEMENTAL DISCLOSURES OF NONCASH ACTIVITIES:
Financing costs in accrued expenses	205		$ 55
Non-cash seller-financed purchases	1,105
Ordinary share subscription deposit				1,120
Initial valuation of warrant liability				$ 14,798
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFO:
Cash paid during the period for interest	$ 51